Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 528	$ 671
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	137	114
Depreciation expense	54	55
Net accretion of securities discounts	(9)	(8)
Amortization of deferred loan fees and costs	12	5
Deferred income taxes	22	(51)
Stock-based compensation expense	202	186
Gain on the sale of investment securities available for sale	0	(1)
Gain on the sale of loans held for sale	(227)	0
Net loss on sale of other real estate owned	66	4
Changes in assets and liabilities which provided (used ) cash:
Loans held for sale-originations	(12,114)	0
Loans held for sale-proceeds	11,928	0
Accrued interest receivable	(120)	(26)
Prepaid expenses and other assets	14	142
Accrued interest payable	(9)	(10)
Accrued expenses and other liabilities	(95)	216
Net Cash Provided by Operating Activities	389	1,297
Cash Flows from Investing Activities
Net increase in investment in interest-earning time deposits	(2,081)	(2,848)
Purchase of investment securities available for sale	(7,605)	(3,797)
Proceeds from calls of investment securities available for sale	4,105	1,510
Principal payments received on mortgage-backed securities held to maturity	1,525	2,332
Net increase in loans receivable	(1,418)	(2,686)
Net decrease in investment in Federal Home Loan Bank stock	141	40
Proceeds from the sale of other real estate owned	1,580	328
Capitalized expenditures on other real estate owned	0	(25)
Purchase of premises and equipment	(105)	(36)
Net Cash Used in Investing Activities	(3,858)	(5,182)
Cash Flows from Financing Activities
Net increase in deposits	8,834	11,439
Repayment of Federal Home Loan Bank advances	(1,800)	(1,250)
Repayment of other borrowings	(423)	(19)
Dividends paid	(134)	(137)
Purchase of treasury stock	(47)	(2,901)
Increase (decrease) in advances from borrowers for taxes and insurance	76	(17)
Net Cash Provided by Financing Activities	6,506	7,115
Net Increase in Cash and Cash Equivalents	3,037	3,230
Cash and Cash Equivalents - Beginning of Period	8,650	5,420
Cash and Cash Equivalents - End of Period	11,687	8,650
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	1,918	1,965
Cash payments for taxes	495	320
Transfer of loans to other real estate owned	$ 640	$ 585